Loans	9 Months Ended
Sep. 30, 2021
Loans
Loans

12. Loans

During the nine months ended September 30, 2020, EUR 11,008k of interest expense, inclusive of EUR 5,194k which resulted from the early termination, was recognized on two convertible loan facilities from Dietmar Hopp which were terminated later in 2020; as such, no amounts from these loan facilities were recognized in the same period of 2021. As of September 30, 2021, CureVac had drawn the first of the three tranches of the EIB loan received in December 2020 and, thus, EUR 25 million (plus accrued interest of EUR 2,543k) was outstanding on the loan as of that date. Refer to Note 17 for additional information regarding this loan following September 30, 2021.